                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                            VARIABLE ANNUITY FUND A

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Variable Annuity Fund A
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Lincoln National Variable Annuity Fund A had a return of -24.5% for the year ended December 31, 2002 while its style specific benchmark, the Russell 1000 Index*, returned -21.7% and the broader market index, the S&P 500 Index**, returned -22.1%.

For 2002, the markets declined for the third year in a row -- the first series of three consecutive years of decline in over 50 years, while the S&P 500 Index** decline was the index's worst return since 1972. Additionally, no sector within the Russell 1000 Index* had positive performance for the year.

The Fund's performance lagged the performance of the Russell 1000 Index* for the year. The Fund's underperformance was attributable to stock selection in the health care and media sectors. Stock selection in the finance sector partially offset that underperformance.

Although U.S. equity markets performed strongly in the fourth quarter of 2002, much of the strength was in lower quality stocks that had, with hindsight, been oversold. We expect the current high level of volatility in stock prices to continue until investors are convinced that a sustained economic recovery has begun and corporate earnings concerns ease. However, the Federal Reserve's recent 50 basis point reduction in short-term interest rates, to levels not seen in 40 years, and improved prospects for further tax cuts, due to the Republican Party's victory in the mid-term Congressional elections, should both be interpreted positively by the equity markets. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in 2003. So, looking forward, we maintain a positive long-term view on both the economy and equity markets and thus remain committed to our process -- blending quantitative screening, fundamental research and portfolio risk control. At year end, the Fund held moderately overweight positions in the defense, capital goods and media sectors relative to its benchmark, the Russell 1000 Index*.

J. Paul Dokas

Growth of $10,000 invested 12/31/92 through 12/31/02

[CHART]

This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/92. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $19,861. For comparison, look at how the S&P 500 Index and the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $24,497 and $24,073, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -24.50%
------------------------------------------
Five Years                        - 3.77%
------------------------------------------
Ten Years                         + 7.10%
------------------------------------------

 * Russell 1000 Index - Measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

                           Variable Annuity Fund A  1

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

STATEMENT OF NET ASSETS
December 31, 2002

                                            Number      Fair
COMMON STOCK - 99.74%                       of Shares   Value
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.39%
-------------------------------------------------------------------
    General Dynamics                            1,500   $   119,055
    Honeywell International                     7,100       170,400
+   L-3 Communications                          4,200       188,622
    Lockheed Martin                             3,400       196,350
    Northrop Grumman                            3,300       320,100
    Raytheon                                    4,600       141,450
    Textron                                     4,100       176,259
    United Technologies                         4,400       272,536
-------------------------------------------------------------------
                                                          1,584,772
AUTOMOBILES & AUTOMOTIVE PARTS - 1.43%
-------------------------------------------------------------------
+   AutoNation                                 11,300       141,928
    Delphi                                     19,900       160,195
    General Motors                             11,900       438,634
    Johnson Controls                            2,600       208,442
-------------------------------------------------------------------
                                                            949,199
BANKING & FINANCE - 16.56%
-------------------------------------------------------------------
+   Affiliated Managers                         2,100       105,630
    American Express                           13,000       459,550
    AmSouth Bancorp                            13,100       251,520
    Associated Banc-Corp                        6,480       219,931
    Bank of America                            16,400     1,140,948
    Bank of New York                           13,900       333,044
    Bank One                                    8,195       299,527
    Bear Stearns                                3,500       207,900
    Capital One Financial                       8,700       258,564
    Citigroup                                  42,797     1,506,026
    Countrywide Financial                       3,500       180,775
    Fannie Mae                                  9,300       598,269
    First Tennessee National                    1,900        68,286
    Freddie Mac                                 8,700       513,735
    Golden West Financial                       1,100        78,991
    Goldman Sachs                               2,300       156,630
    Greenpoint Financial                        3,300       149,094
    H&R Block                                   7,500       301,500
    Hudson United Bancorp                       3,900       121,290
    JP Morgan Chase                            22,640       543,360
    MBNA                                       10,150       193,053
    Merrill Lynch                               8,900       337,755
    Morgan Stanley Dean Witter                  7,100       283,432
    National City                               9,000       245,880
    Popular                                     6,900       233,220
    SunTrust Banks                              2,400       136,608
    Union Planters                              7,500       211,050
    US Bancorp                                 21,663       459,689
    Washington Mutual                          15,200       524,856
    Wells Fargo                                18,600       871,782
-------------------------------------------------------------------
                                                         10,991,895
BUILDINGS & MATERIALS - 0.72%
-------------------------------------------------------------------
    DR Horton                                   6,300       109,305
    KB Home                                     3,300       141,405
    Lennar                                      1,200        61,920
    Martin Marietta Materials                   5,300       162,498
-------------------------------------------------------------------
                                                            475,128
BUSINESS SERVICES - 0.44%
-------------------------------------------------------------------
+   Cendant                                    27,700       290,296
-------------------------------------------------------------------
                                                            290,296
                                            Number      Fair
CABLE, MEDIA & PUBLISHING - 4.61%           of Shares   Value
-------------------------------------------------------------------
+   AOL Time Warner                            67,150   $   879,665
    Belo                                        6,700       142,844
+   Clear Channel Communications                4,800       178,992
+   Comcast - Class A                           7,731       182,220
+   Comcast - Special Class A                  11,400       257,526
    Gannett                                     2,000       143,600
    Harte-Hanks                                 5,100        95,217
+   Hearst-Argyle Television                    2,900        69,919
+   Liberty Media - Class A                     7,000        62,580
    McGraw-Hill                                 2,900       175,276
    Tribune                                     1,900        86,374
+   Viacom - Class B                            8,500       346,460
    Walt Disney                                26,700       435,477
-------------------------------------------------------------------
                                                          3,056,150
CHEMICALS - 1.52%
-------------------------------------------------------------------
    du Pont (E.I.) de Nemours                   4,200       178,080
    Englehard                                   2,800        62,580
    IMC Global                                 12,000       128,040
    Lubrizol                                    5,700       173,850
    PPG Industries                              1,400        70,210
    Praxair                                     2,700       155,979
    RPM International                           4,800        73,344
+   Seagate Technology Tracking                 9,400             0
    Sigma-Aldrich                               3,400       165,580
-------------------------------------------------------------------
                                                          1,007,663
COMPUTERS & TECHNOLOGY - 9.94%
-------------------------------------------------------------------
+   Activision                                  7,100       103,589
    Adobe Systems                               9,500       236,645
    Automatic Data Processing                   7,500       294,375
+   Cadence Design Systems                      4,000        47,160
+   Dell Computer                              22,100       590,954
+   Dun and Bradstreet                          2,300        79,327
+   EMC                                        18,800       115,432
    First Data                                  9,900       350,559
    Hewlett-Packard                            20,597       357,564
+   Ingram Micro - Class A                     10,100       124,735
    International Business Machines            13,200     1,023,000
+   Lexmark International - Group A             3,500       211,750
+   Microsoft                                  41,800     2,161,060
+   Oracle                                     38,600       416,880
    Pitney Bowes                                6,800       222,088
+   Sungard Data Systems                        3,500        82,460
+   Symantec                                    4,300       173,935
-------------------------------------------------------------------
                                                          6,591,513
CONSUMER PRODUCTS - 4.30%
-------------------------------------------------------------------
    3M                                          2,100       258,930
    Clorox                                      4,300       177,375
    Fortune Brands                              4,000       186,040
    Gillette                                    9,400       285,384
+   Henry Schein                                1,300        58,500
    Kimberly-Clark                              7,800       370,266
    Maytag                                      5,200       148,200
    McKesson                                   10,000       270,300
    Procter & Gamble                           12,800     1,100,032
-------------------------------------------------------------------
                                                          2,855,027
ELECTRONICS & ELECTRICAL EQUIPMENT - 6.42%
-------------------------------------------------------------------
+   Altera                                     11,100       136,974
+   Emulex                                      3,300        61,215
    General Electric                           79,100     1,926,085
    Intel                                      73,700     1,147,509
+   JDS Uniphase                               11,800        29,146
    Koninklijke Philips Electronics - NY
      Share                                     3,600        63,648
    Matsushita Electric ADR                     5,700        54,720
    Microchip Technology                       10,700       261,615

                           Variable Annuity Fund A  2

ELECTRONICS & ELECTRICAL                    Number      Fair
EQUIPMENT (CONT'D)                          of Shares   Value
-------------------------------------------------------------------
    Sony ADR                                    1,700   $    70,227
    Symbol Technologies                         7,800        64,116
    Texas Instruments                          18,740       281,287
+   Thermo Electron                             7,900       158,948
-------------------------------------------------------------------
                                                          4,255,490
ENERGY - 5.86%
-------------------------------------------------------------------
    Anadarko Petroleum                          1,900        91,010
    Apache                                      3,150       179,519
    Burlington Resources                        1,600        68,240
    ChevronTexaco                              10,699       711,270
    ConocoPhillips                              2,500       120,975
    Devon Energy                                1,900        87,210
    Exxon Mobil                                51,800     1,809,891
    GlobalSantaFe                               2,800        68,096
    Kerr-McGee                                  2,400       106,320
    Marathon Oil                                5,400       114,966
+   Noble                                       4,500       158,175
    Occidental Petroleum                        7,900       224,755
    Tidewater                                   4,800       149,280
-------------------------------------------------------------------
                                                          3,889,707
ENVIRONMENTAL SERVICES - 0.67%
-------------------------------------------------------------------
+   Republic Services - Class A                11,400       239,172
    Waste Management                            8,900       203,988
-------------------------------------------------------------------
                                                            443,160
FOOD, BEVERAGE & TOBACCO - 5.34%
-------------------------------------------------------------------
    Anheuser-Busch                              3,200       154,880
    Archer-Daniels-Midland                     17,340       215,016
    Coca-Cola                                  14,700       644,154
    ConAgra Foods                              14,100       352,641
    Coors (Adolph) - Class B                    4,400       269,500
    Kellogg                                     4,400       150,788
    Kraft Foods - Class A                       8,100       315,333
    PepsiCo                                    11,500       485,530
    Philip Morris                              18,000       729,540
    RJ Reynolds Tobacco Holdings                5,400       227,394
-------------------------------------------------------------------
                                                          3,544,776
HEALTHCARE & PHARMACEUTICALS - 14.92%
-------------------------------------------------------------------
    Abbott Laboratories                        15,100       604,000
    AmerisourceBergen - Class A                 3,000       162,930
+   Amgen                                      12,100       584,914
+   Anthem                                      1,800       113,220
    Baxter International                        4,400       123,200
    Becton Dickinson                            9,900       303,831
    Bristol-Myers Squibb                       15,100       349,565
    Cardinal Health                             2,950       174,611
    CR Bard                                     2,700       156,600
+   DaVita                                      3,100        76,477
+   Edwards Lifesciences                        2,800        71,316
    Eli Lilly                                   4,200       266,700
+   Genentech                                   6,200       205,592
+   Guidant                                     8,600       265,310
    HCA                                         8,300       344,450
+   Health Net                                  3,100        81,840
    Hillenbrand Industries                      3,000       144,930
    Johnson & Johnson                          27,500     1,477,025
    Merck                                      20,900     1,183,149
    Pfizer                                     56,300     1,721,091
    Pharmacia                                  11,300       472,340
+   Priority Healthcare - Class B               4,500       104,400
+   Quest Diagnostics                           2,200       125,180
    Schering-Plough                            10,400       230,880
+   Steris                                      4,900       118,825
+   Tenet Healthcare                            6,000        98,400
+   WellPoint Health Networks                   1,500       106,740
    Wyeth                                       6,200       231,880
-------------------------------------------------------------------
                                                          9,899,396
                                            Number      Fair
HOTELS/DIVERSIFIED REITS - 0.10%            of Shares   Value
-------------------------------------------------------------------
+   Host Marriott                               7,400   $    65,490
-------------------------------------------------------------------
                                                             65,490
INDUSTRIAL MACHINERY - 0.86%
-------------------------------------------------------------------
    Caterpillar                                 5,200       237,744
    Pentair                                     3,600       124,380
+   SPX                                         5,600       209,720
-------------------------------------------------------------------
                                                            571,844
INSURANCE - 3.96%
-------------------------------------------------------------------
    Aflac                                       7,400       222,888
    Allstate                                    9,700       358,803
    American International                     12,300       711,554
    Cigna                                       2,900       119,248
    John Hancock Financial Services             5,000       139,500
    Metlife                                     5,500       148,720
    Old Republic International                  9,100       254,800
    Principal Financial                         2,600        78,338
    Progressive                                 2,500       124,075
    Protective Life                             2,200        60,544
    Prudential Financial                        4,500       142,830
+   Travelers Property Casualty - Class A      14,069       206,111
+   Travelers Property Casualty - Class B       4,047        59,289
-------------------------------------------------------------------
                                                          2,626,700
LEISURE, LODGING & ENTERTAINMENT - 1.22%
-------------------------------------------------------------------
    McDonald's                                 19,800       318,384
+   MGM Mirage                                  2,200        72,534
    Polaris Industries                          1,200        70,320
    Starwood Hotels & Resorts Worldwide         2,400        56,976
+   YUM! Brands                                12,000       290,640
-------------------------------------------------------------------
                                                            808,854
METALS & MINING - 0.38%
-------------------------------------------------------------------
    Alcoa                                      11,200       255,136
-------------------------------------------------------------------
                                                            255,136
MISCELLANEOUS - 0.39%
-------------------------------------------------------------------
    Fluor                                       5,700       159,600
    Pittston Brink's                            5,200        96,096
-------------------------------------------------------------------
                                                            255,696
OFFICE/INDUSTRIAL REITS - 0.35%
-------------------------------------------------------------------
    Equity Office Properties Trust              9,400       234,812
-------------------------------------------------------------------
                                                            234,812
PACKAGING & CONTAINERS - 0.47%
-------------------------------------------------------------------
+   Pactiv                                      8,200       179,252
    Sonoco Products                             5,800       132,994
-------------------------------------------------------------------
                                                            312,246
PAPER & FOREST PRODUCTS - 0.47%
-------------------------------------------------------------------
    Georgia-Pacific                             2,100        33,936
    International Paper                         7,900       276,263
-------------------------------------------------------------------
                                                            310,199
RETAIL - 5.46%
-------------------------------------------------------------------
+   Best Buy                                   11,000       265,650
    CVS                                         4,600       114,862
+   eBay                                        1,300        88,166
+   Federated Department Stores                 8,100       232,956
    Home Depot                                 30,600       733,176
+   Kohl's                                      5,400       302,130
+   Kroger                                     15,400       237,930
    Limited Brands                             15,300       213,129
+   Office Depot                                4,800        70,848
    Pier 1 Imports                              4,200        79,506
+   Saks                                        6,800        79,832
    Sears Roebuck                               7,500       179,625
    Target                                      5,300       159,000
    Wal-Mart Stores                            17,100       863,721
-------------------------------------------------------------------
                                                          3,620,531

                           Variable Annuity Fund A  3

                                            Number      Fair
TELECOMMUNICATIONS - 6.29%                  of Shares   Value
-------------------------------------------------------------------
    A T & T                                     4,780   $   124,806
+   A T & T Wireless Services                  24,800       140,120
    BellSouth                                  15,800       408,746
    CenturyTel                                  2,700        79,326
+   Cisco Systems                              57,900       758,490
+   General Motors - Class H                   18,300       195,810
    Harris                                      6,700       176,210
    Motorola                                   27,500       237,875
+   Qualcomm                                    7,500       272,925
    SBC Communications                         32,463       880,072
+   Tellabs                                     4,700        34,169
    Verizon Communications                     22,236       861,645
-------------------------------------------------------------------
                                                          4,170,194
TEXTILES, APPAREL & FURNITURE - 0.89%
-------------------------------------------------------------------
    Newell Rubbermaid                           8,600       260,838
    Nike                                        4,200       186,774
    V F                                         4,000       144,200
-------------------------------------------------------------------
                                                            591,812
TRANSPORTATION & SHIPPING - 1.07%
-------------------------------------------------------------------
    CSX                                         6,200       175,522
    FedEx                                       5,600       303,632
    Union Pacific                               3,800       227,506
-------------------------------------------------------------------
                                                            706,660
UTILITIES - 2.71%
-------------------------------------------------------------------
    Consolidated Edison                         2,500       107,050
    Dominion Resources                          2,200       120,780
    DTE Energy                                  3,200       148,480
    Duke Energy                                 2,500        48,850
+   Edison International                        6,000        71,100
    Entergy                                     1,700        77,503
    Exelon                                      5,300       279,681
    FirstEnergy                                 9,900       326,403
    FPL                                         1,400        84,182
    Oneok                                       9,300       178,560
    Pepco Holdings                              8,500       164,815
    Public Service Enterprise                   4,500       144,450
    TXU                                         2,300        42,964
-------------------------------------------------------------------
                                                          1,794,818
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $66,904,343)                                     66,159,164
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.74%
  (Cost $66,904,343)                                     66,159,164
-------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 0.26%                                       175,158
-------------------------------------------------------------------
NET ASSETS - 100.00%
                                                        $66,334,322
-------------------------------------------------------------------
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
    4,747,195 units at $12.872 unit value               $61,103,713
ANNUITY RESERVES:
    90,630 units at $12.872 unit value                    1,166,555
    238,060 units at $17.072 unit value                   4,064,054
    ------                                              -----------
    328,690 Total units
    ------
    ------
TOTAL NET ASSETS                                        $66,334,322
-------------------------------------------------------------------

+ Non-income producing security for the year ended December 31, 2002.

See accompanying notes to financial statements.

                           Variable Annuity Fund A  4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

STATEMENT OF OPERATIONS
For the Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                                     $   1,367,224
---------------------------------------------------------------------------------------------
  Interest                                                                              1,349
---------------------------------------------------------------------------------------------
                                                                                    1,368,573
---------------------------------------------------------------------------------------------
EXPENSES:
  Investment management services                              $    261,626
---------------------------------------------------------------------------------------------
  Mortality and expense guarantees                                 771,379          1,033,005
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 335,568
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
---------------------------------------------------------------------------------------------
  Net realized loss on investments                             (12,422,857)
---------------------------------------------------------------------------------------------
  Decrease in net unrealized appreciation/depreciation of
  investments                                                  (11,040,713)
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                   (23,463,570)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ (23,128,002)
---------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended        Year ended
                                                              12/31/02          12/31/01
                                                              ------------------------------
Changes from operations:
  Net investment income                                       $    335,568      $    121,797
--------------------------------------------------------------------------------------------
  Net realized loss on investments                             (12,422,857)       (7,267,608)
--------------------------------------------------------------------------------------------
  Decrease in net unrealized appreciation/depreciation of
  investments                                                  (11,040,713)       (7,029,282)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           (23,128,002)      (14,175,093)
--------------------------------------------------------------------------------------------
  Net decrease from equity transactions                         (8,762,903)       (9,725,120)
--------------------------------------------------------------------------------------------
    TOTAL DECREASE IN NET ASSETS                               (31,890,905)      (23,900,213)
--------------------------------------------------------------------------------------------
Net assets, at beginning of year                                98,225,227       122,125,440
--------------------------------------------------------------------------------------------
NET ASSETS, AT END OF YEAR                                    $ 66,334,322      $ 98,225,227
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           Variable Annuity Fund A  5

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

THE FUND: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

INVESTMENTS: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

FEDERAL INCOME TAXES: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

INCOME: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2002 amounted to $48,948,393 and $57,495,163, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES

The Lincoln National Life Insurance Company (Lincoln Life) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). Lincoln Life retained $3,649 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Effective May 1, 2002, Delaware Management Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-Adviser is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-Adviser is paid directly by Lincoln Life, not the Fund.

Prior to May 1, 2002, Vantage Investment Advisers (VIA), an affiliate of the Sub-Adviser, was responsible for the day-to-day management of the Fund's investment portfolio. For its services, VIA was paid directly by Lincoln Life, not the fund.

                           Variable Annuity Fund A  6

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interesting bearing accounts. For the year ended December 31, 2002, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS

Net assets at December 31, 2002 consisted of the following:

Equity transactions               $(215,053,746)
Accumulated net
  investment income                  74,547,275
Accumulated net realized gain
  on investments                    207,585,972
Net unrealized depreciation
  of investments                       (745,179)
                                  -------------
                                  $  66,334,322
                                  =============

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                       Year ended                    Year ended
                                    December 31, 2002             December 31, 2001
                                -------------------------------------------------------
                                Units       Amount            Units       Amount
                                -------------------------------------------------------
Accumulation Units:
  Balance at beginning of year  5,304,630   $(193,282,004)    5,786,791   $(184,627,698)
  Contract purchases               40,407         548,029        27,385         478,343
  Terminated contracts           (597,842)     (8,498,822)     (509,546)     (9,132,649)
                                     --------------------------------------------------
Balance at end of year          4,747,195   $(201,232,797)    5,304,630   $(193,282,004)
                                     --------------------------------------------------
                                     --------------------------------------------------
Annuity Reserves:
  Balance at beginning of year    373,397   $ (13,008,839)      425,574   $ (11,938,025)
  Annuity payments                (44,707)       (812,110)      (52,177)     (1,070,814)
  Receipt of guarantee
    mortality adjustments              --              --            --              --
                                     --------------------------------------------------
Balance at end of year            328,690   $ (13,820,949)      373,397   $ (13,008,839)
                                     --------------------------------------------------
                                     --------------------------------------------------

6. SUPPLEMENTAL INFORMATION -- SELECTED PER UNIT DATA AND RATIOS

The following is selected financial data for an accumulation unit outstanding throughout each year:

                                                       Year ended December 31,
                                           2002      2001      2000      1999      1998
                                           -----------------------------------------------
Investment income                          $ 0.253   $ 0.249   $ 0.265   $ 0.283   $ 0.301
Expenses                                     0.191     0.228     0.275     0.256     0.217
                                           -----------------------------------------------
Net investment income (loss)                 0.062     0.021    (0.010)    0.027     0.084
Net realized and unrealized gain (loss)
  on investments                            (4.238)   (2.354)   (2.454)    3.106     3.028
                                           -----------------------------------------------
Increase (decrease) in accumulation unit
  value                                     (4.176)   (2.333)   (2.464)    3.133     3.112
Accumulation unit value at beginning of
  year                                      17.048    19.381    21.845    18.712    15.600
                                           -----------------------------------------------
Accumulation unit value at end of year     $12.872   $17.048   $19.381   $21.845   $18.712
                                           -----------------------------------------------
                                           -----------------------------------------------
Ratio of expenses to average net assets       1.28%     1.28%     1.28%     1.28%     1.28%
Ratio of net investment income (loss) to
  average net assets                          0.41%     0.12%    (0.05%)    0.14%     0.49%
Portfolio turnover rate                      60.26%    78.03%    66.67%    21.46%    31.10%
Number of accumulation units outstanding
  at end of year (expressed in thousands)
  Accumulation units:                        4,747     5,305     5,787     6,366     7,176
  Reserve units:                               329       373       426       472       530

                           Variable Annuity Fund A  7

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
TO THE BOARD OF MANAGERS AND CONTRACT OWNERS
LINCOLN NATIONAL VARIABLE ANNUITY FUND A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]

Fort Wayne, Indiana
February 7, 2003

                           Variable Annuity Fund A  8

OFFICER/DIRECTOR INFORMATION

     Name, address and       Position(s) held     Term of office and                             Number of
       date of birth         with the funds       length of time      Principal                  funds in
                                                  served              occupation(s)              fund complex
                                                                      during the                 overseen by
                                                                      past five years            Director
-------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since      Vice President, The           12
1300 S. Clinton Street       and Director         August 1995;        Lincoln National Life
Fort Wayne, IN 46802                              President and       Insurance Company. Vice
DOB: 07/25/52                                     Director since      President, Lincoln
                                                  November 1994       Retirement Services
                                                                      Company, LLC; Second Vice
                                                                      President, Lincoln Life &
                                                                      Annuity Company of New
                                                                      York

Barbara S. Kowalczyk         Director             Director since      Senior Vice President,        12
Centre Square, West Tower                         November 1993       Corporate Planning and
1500 Market St., Suite 3900                                           Development, Lincoln
Philadelphia, PA 19102                                                National Corporation
DOB: 04/07/51                                                         (insurance holding
                                                                      company); Senior Vice
                                                                      President, Lincoln
                                                                      National Management
                                                                      Corporation

John B. Borsch, Jr.          Director             Director since      Retired; formerly             12
1300 S. Clinton Street                            December 1981       Associate Vice President,
Fort Wayne, IN 46802                                                  Investments, Northwestern
DOB: 06/09/33                                                         University

Nancy L. Frisby              Director             Director since      Vice President and Chief      12
1300 S. Clinton Street                            April 1992          Financial Officer, DeSoto
Fort Wayne, IN 46802                                                  Memorial Hospital;
DOB: 11/10/41                                                         formerly Chief Financial
                                                                      Officer, Bascom Palmer
                                                                      Eye Institute, University
                                                                      of Miami School of
                                                                      Medicine; formerly Vice
                                                                      President and Chief
                                                                      Financial Officer, St.
                                                                      Joseph Medical Center,
                                                                      Inc.

Kenneth G. Stella            Director             Director since      President, Indiana            12
1300 S. Clinton Street                            February 1998       Hospital & Health
Fort Wayne, IN 46802                                                  Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President and  Vice President and            N/A
Centre Square, West Tower,   Treasurer            Treasurer since     Treasurer, Lincoln
1500 Market Street, Suite                         January 2001        National Corporation;
3900                                                                  formerly President and
Philadelphia, PA 19102                                                Market Manager, Greater
DOB: 08/03/63                                                         Cincinnati Region, Bank
                                                                      One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since     Secretary and Assistant       N/A
1300 S. Clinton Street                            February 1995       Vice President, The
Fort Wayne, IN 46802                                                  Lincoln National Life
DOB: 04/24/54                                                         Insurance Company;
                                                                      formerly Assistant
                                                                      Secretary, Lincoln
                                                                      National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting    Assistant Vice President,     N/A
1300 S. Clinton Street       President and Chief  Officer since May   The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002                Insurance Company;
DOB: 09/02/61                                                         formerly Vice President,
                                                                      MetLife Investors;
                                                                      formerly Assistant Vice
                                                                      President, MetLife
                                                                      Investors; formerly
                                                                      Accounting Manager,
                                                                      Transamerica Life
                                                                      Companies

Steven M. Kluever(1)         Second Vice          Second Vice         Second Vice President,        N/A
1300 S. Clinton Street       President            President since     The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;        Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice      Vice President, Lincoln
                                                  President since     Life & Annuity Company of
                                                  August 1997         New York

     Name, address and       Other directorships
       date of birth         held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St., Suite 3900  The Lincoln National Life
Philadelphia, PA 19102       Insurance Company;
DOB: 04/07/51                Lincoln Financial Group
                             Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)
John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street, Suite
3900
Philadelphia, PA 19102
DOB: 08/03/63
Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61
Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                           Variable Annuity Fund A  9

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------